Buffalo Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Consumer Discretionary - 7.9%
Automobile Components - 1.2%
Dorman Products, Inc. (a)	40,065	$ 5,466,869

Broadline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	36,350	2,794,588

Hotels, Restaurants & Leisure - 1.7%
Dutch Bros, Inc. - Class A (a)	58,620	4,209,502
First Watch Restaurant Group, Inc. (a)	309,387	3,987,999
		8,197,501
Household Durables - 0.8%
Champion Homes, Inc. (a)	44,395	3,912,087

Specialty Retail - 3.6%
Boot Barn Holdings, Inc. (a)	15,045	2,471,442
Floor & Decor Holdings, Inc. - Class A (a)	60,475	3,589,796
Valvoline, Inc. (a)	139,025	5,497,049
Warby Parker, Inc. - Class A (a)	167,680	5,087,411
		16,645,698
Total Consumer Discretionary		37,016,743

Consumer Staples - 1.5%
Beverages - 0.7%
Celsius Holdings, Inc. (a)	113,750	3,330,600

Personal Care Products - 0.8%
elf Beauty, Inc. (a)	52,900	3,914,600
Total Consumer Staples		7,245,200

Energy - 4.3%
Energy Equipment & Services - 3.6%
Cactus, Inc. - Class A	123,480	6,325,881
Patterson-UTI Energy, Inc.	281,545	2,584,583
Solaris Energy Infrastructure, Inc.	96,950	7,800,597
		16,711,061
Oil, Gas & Consumable Fuels - 0.7%
Matador Resources Co.	63,735	3,172,728
Total Energy		19,883,789

Financials - 8.1%
Capital Markets - 4.0%
PJT Partners, Inc. - Class A	40,585	6,125,900
WisdomTree, Inc.	754,930	12,788,514
		18,914,414
Financial Services - 1.9%
Paymentus Holdings, Inc. - Class A (a)	192,820	4,658,531
Shift4 Payments, Inc. - Class A (a)	83,092	4,041,595
		8,700,126
Insurance - 2.2%

Kinsale Capital Group, Inc.	15,130	4,990,026
Palomar Holdings, Inc. (a)	40,798	5,156,459
		10,146,485
Total Financials		37,761,025

Health Care - 23.4%
Biotechnology - 7.4%
Alkermes PLC (a)	42,920	2,248,793
Arcutis Biotherapeutics, Inc. (a)	171,850	4,505,907
Arrowhead Pharmaceuticals, Inc. (a)	35,780	2,916,428
Halozyme Therapeutics, Inc. (a)	111,449	8,723,113
Ionis Pharmaceuticals, Inc. (a)	29,105	2,307,736
Kymera Therapeutics, Inc. (a)	20,620	2,364,495
Praxis Precision Medicines, Inc. (a)	8,020	2,685,016
Vericel Corp. (a)	88,880	3,954,271
Xencor, Inc. (a)	151,410	2,437,701
Zymeworks, Inc. (a)	88,800	2,321,232
		34,464,692
Health Care Equipment & Supplies - 2.3%
Establishment Labs Holdings, Inc. (a)	73,415	6,299,741
Lantheus Holdings, Inc. (a)	40,385	4,480,312
		10,780,053
Health Care Providers & Services - 7.6%
BrightSpring Health Services, Inc. (a)	98,970	6,902,168
Castle Biosciences, Inc. (a)	239,614	5,714,794
HealthEquity, Inc. (a)	74,969	6,771,200
Hims & Hers Health, Inc. (a)	115,855	4,016,693
Hinge Health, Inc. - Class A (a)	105,450	8,752,350
Privia Health Group, Inc. (a)	124,535	3,204,285
		35,361,490
Health Care Technology - 0.8%
Waystar Holding Corp. (a)	169,730	3,484,557

Life Sciences Tools & Services - 2.3%
Medpace Holdings, Inc. (a)	12,455	6,596,044
OmniAb, Inc. - 12.50 Earnout (a)(b)	47,436	475
OmniAb, Inc. - 15.00 Earnout (a)(b)	47,436	474
Repligen Corp. (a)	30,730	4,192,801
		10,789,794
Pharmaceuticals - 3.0%
Ligand Pharmaceuticals, Inc. (a)	44,532	14,076,120
Total Health Care		108,956,706

Industrials - 27.4% (c)
Aerospace & Defense - 1.6%
Firefly Aerospace, Inc. (a)	90,155	2,650,557
Karman Holdings, Inc. (a)	98,405	4,912,377
		7,562,934
Building Products - 4.0%
Advanced Drainage Systems, Inc.	54,880	8,613,965
Modine Manufacturing Co. (a)	12,945	3,456,574
Trex Co., Inc. (a)	131,025	6,556,491
		18,627,030
Commercial Services & Supplies - 1.3%
Casella Waste Systems, Inc. - Class A (a)	61,425	5,956,382

Construction & Engineering - 7.6%
Argan, Inc.	9,590	7,658,095

Construction Partners, Inc. - Class A (a)	45,170	5,364,841
Everus Construction Group, Inc. (a)	54,595	9,060,040
MYR Group, Inc. (a)	26,480	13,250,592
		35,333,568
Electrical Equipment - 0.9%
Allient, Inc.	40,720	4,191,310

Machinery - 5.6%
ESCO Technologies, Inc.	30,865	10,803,985
JBT Marel Corp.	75,275	10,914,875
Kadant, Inc.	14,540	4,568,904
		26,287,764
Professional Services - 1.4%
TIC Solutions, Inc. (a)	291,428	2,357,652
Willdan Group, Inc. (a)	54,220	4,288,802
		6,646,454
Trading Companies & Distributors - 5.0%
SiteOne Landscape Supply, Inc. (a)	37,190	4,254,908
Transcat, Inc. (a)	40,000	3,710,800
WESCO International, Inc.	19,855	6,858,512
Xometry, Inc. - Class A (a)	85,325	8,235,569
		23,059,789
Total Industrials		127,665,231

Information Technology - 24.3%
Communications Equipment - 1.6%
Viavi Solutions, Inc. (a)	151,810	7,248,928

Electronic Equipment, Instruments & Components - 3.8%
Mirion Technologies, Inc. (a)	164,460	2,948,768
Napco Security Technologies, Inc.	138,980	5,278,460
Novanta, Inc. (a)	59,255	9,613,531
		17,840,759
Semiconductors & Semiconductor Equipment - 15.4%
Credo Technology Group Holding Ltd. (a)	31,795	8,646,650
GLOBALFOUNDRIES, Inc.	106,155	8,748,234
Onto Innovation, Inc. (a)	26,330	9,964,589
Semtech Corp. (a)	70,200	11,361,870
Silicon Laboratories, Inc. (a)	41,480	9,065,869
Silicon Motion Technology Corp. - ADR	42,295	14,098,192
SiTime Corp. (a)	13,150	9,804,114
		71,689,518
Software - 3.5%
Cipher Digital, Inc. (a)	75,760	1,856,120
Hut 8 Corp. (a)	14,440	1,667,026
Intapp, Inc. (a)	69,055	1,740,877
Pegasystems, Inc.	95,185	2,852,694
Terawulf, Inc. (a)	69,870	1,725,789
Varonis Systems, Inc. (a)	95,245	3,996,480
Vertex, Inc. - Class A (a)	229,357	2,633,018
		16,472,004
Total Information Technology		113,251,209
TOTAL COMMON STOCKS (Cost $314,099,638)		451,779,903

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.57% (d)	15,581,665	15,581,665
TOTAL MONEY MARKET FUNDS (Cost $15,581,665)		15,581,665

TOTAL INVESTMENTS - 100.2% (Cost $329,681,303)		467,361,568
Liabilities in Excess of Other Assets - (0.2)%	(0.00200)	(931,933)
TOTAL NET ASSETS - 100.0%		$ 466,429,635

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $949 or 0.0% of net assets as of June 30, 2026.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Buffalo Small Cap Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 451,778,954	$ –	$ 949	$ 451,779,903
Money Market Funds	15,581,665	–	–	15,581,665
Total Investments	$ 467,360,619	$ –	$ 949	$ 467,361,568

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2026	$ 949
Ending balance as of June 30, 2026	$ 949
$0
Change in unrealized appreciation/depreciation still held as of June 30, 2026	$ 0
0